Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2025
Exploration For And Evaluation Of Mineral Resources [Abstract]
Detailed Information about Exploration and Evaluation Assets

	Exploration and Production			Oil Sands Mining and Upgrading	Total
	North America	North Sea	Offshore Africa
Cost
At December 31, 2023	$2,031	$—	$100	$77	$2,208
Additions, net	102	—	6	—	108
Acquisition of Chevron's assets (1)	320	—	—	—	320
Transfers to property, plant and equipment	(45)	—	—	(7)	(52)
Derecognitions and other (2)	—	—	(62)	—	(62)
Foreign exchange adjustments	—	—	4	—	4
At December 31, 2024	2,408	—	48	70	2,526
Additions/Acquisitions, net (1)	207	—	—	1	208
Transfers to property, plant and equipment	(21)	—	—	(14)	(35)
Derecognitions and other (3)	—	—	(46)	—	(46)
Foreign exchange adjustments	—	—	(2)	—	(2)
At December 31, 2025	$2,594	$—	$—	$57	$2,651
(1)Refer to note 6 for further details on acquisitions completed in 2024 and 2025.
(2)In connection with the Company's notice of withdrawal from Block 11B/12B in South Africa in 2024, the Company derecognized $62 million of exploration and evaluation assets through depletion, depreciation and amortization expense.
(3)In connection with the Company's decision in 2025 to not pursue development of Kossipo in Offshore Africa, the Company derecognized $46 million of exploration and evaluation assets through depletion, depreciation and amortization expense.